AFL o CIO
AFL-CIO HOUSING INVESTMENT TRUST                                  HOUSING
PERFORMANCE                                                    INVESTMENT [LOGO]
as of August 31, 2007                                               TRUST
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ANNUALIZED RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                 Annual Returns - Periods Ended August 31, 2007

                                         1 Year     3 Year     5 Year    10 Year
HIT Net Return                            4.87%      3.71%      4.23%      6.12%
Lehman Brothers Aggregate Bond Index      5.26%      3.70%      4.31%      6.04%

The performance data provided represents past performance. Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value and yield to fluctuate so that a Participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Returns shown reflect the net return of an investment for the specified periods of the Trust's expenses. The Trust is internally managed and participants pay only for the actual administrative expenses of operating the Trust. The Lehman Brothers Aggregate Bond Index reflects no deductions for expenses and is not available for direct investment.

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A Prospectus containing more complete information may be obtained from the HIT by calling the Marketing Department at 202-331-8055, or by viewing the above-referenced link. The prospectus should be reviewed carefully before investing.

VALUE GROWTH OF $50,000 INVESTED

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                             Lehman Brothers
                           Aggregate Bond Index     HIT Net
               Aug-97            50,000             50,000
               Aug-98            55,283             54,932
               Aug-99            55,724             55,150
               Aug-00            59,934             60,013
               Aug-01            67,338             67,303
               Aug-02            72,800             73,659
               Aug-03            75,971             76,388
               Aug-04            80,631             81,223
               Aug-05            83,975             84,769
               Aug-06            85,410             86,393
               Aug-07            89,903             90,599

This chart shows the competitive value growth of $50,000 invested in the Trust (minimum initial investment) and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.

The performance data provided represents past performance. Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value and yield to fluctuate so that a participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

NET ASSET GROWTH

         [THE FOLLOWING TABLE WAS REPRESENTED BY A MOUNTAIN CHART IN THE
                               PRINTED MATERIAL]

             Net Asset Growth - August 31, 1997 to August 31, 2007

                              HIT Net Asset Value
                                 (In Billions)

                      Aug-97                      1.52
                      Aug-98                      1.94
                      Aug-99                      2.10
                      Aug-00                      2.33
                      Aug-01                      2.63
                      Aug-02                      3.11
                      Aug-03                      3.50
                      Aug-04                      3.67
                      Aug-05                      3.58
                      Aug-06                      3.57
                      Aug-07                      3.66

o The graph above depicts the growth of Trust assets. Asset growth of the Trust has several components, including portfolio performance (primarily interest income on investments less the expenses of the Trust), capital gains and losses, and inflows of new capital less redemptions.

o Average net assets increased by approximately 10.3% annually for the period August 31, 1997 to August 31, 2007.

o The Trust's income less operating expenses is distributed monthly to Participants. Participants choose to automatically reinvest approximately 88% of distributions.

The performance data provided represents past performance. Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value and yield to fluctuate so that a participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

PORTFOLIO ALLOCATION

 [THE FOLLLOWING TABLE WAS REPRENSENTED BY A PIE CHART IN THE PRINTED MATERIAL]

                  HIT Portfolio Allocation * - August 31, 2007

Construction and Permanent Mortgages                              1.48%
Multifamily Construction Mortgage-Backed Securities               6.11%
Multifamily Permanent Mortgage-Backed Securities                 49.52%
Cash and Cash Equivalents                                         1.22%
US Treasury Securities                                            7.29%
Commercial MBS                                                    1.63%
Government Sponsored Enterprise Securities                        1.19%
Single Family Mortgage-Backed Securities                         30.69%
State Housing Finance Agency Securities                           0.87%
                                                                -------
                                                                100.00%

*   Includes funded and unfunded commitments.

o Multifamily Construction Mortgage-Backed Securities: The Trust invests in fixed-income securities that finance the construction of multifamily properties. These securities generally have credit enhancements from FHA, Ginnie Mae (GNMA), or a letter of credit or repurchase guarantee from an entity rated "A" or better by Standard and Poor's. These securities generally fund over 12-24 months and upon completion of construction, a permanent security is issued. These securities typically generate yields above U.S. Treasury investments with comparable average lives and generally have significant prepayment protections.

o Multifamily Permanent Mortgage-Backed Securities: The Trust invests in securities that are either backed by permanent loans for multifamily properties or by loans for existing single family homes. These FHA, GNMA, Fannie Mae, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury investments with comparable average lives. Additionally, multifamily mortgage-backed securities generally have significant prepayment protections.

o State Housing Finance Agency Securities: The Trust invests in securities that are guaranteed or insured by a state or local housing finance agency ("A" rated or better or top tier by Standard and Poor's) and are backed by both construction and permanent loans for multifamily properties.

o Single Family Mortgage-Backed Securities: The Trust invests in securities that pool individual mortgages from single family homes. The interest and principal cash flows are passed through to the investor of the MBS net of any servicing fees. These Fannie Mae, GNMA, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury bonds. There is no prepayment protection on these securities meaning payments could be more than the scheduled amount.

o Construction and Permanent Mortgages: The Trust invests in loans used to finance the purchase, refinance or construction of a property.